Variable Interest Entities - Narrative (Detail) - USD ($)	Dec. 31, 2020	Mar. 31, 2020	Nov. 20, 2019	Mar. 31, 2019
Variable Interest Entity [Line Items]
Assets	$ 994,823,000	$ 680,829,000	$ 100
Liabilities	460,686,000	443,862,000
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Assets	66,050,000	49,180,000
Liabilities	$ 27,750,000	13,483,000
StepStone Group LP
Variable Interest Entity [Line Items]
Assets		680,829,000		$ 491,723,000
Liabilities		443,862,000		346,061,000
StepStone Group LP | Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Assets		49,180,000		40,346,000
Liabilities		$ 13,483,000		$ 16,963,000